Employee Benefit Plans (Assumptions) (Details)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Fiscal 2010 And Thereafter [Member] | Supplemental Executive Retirement Plan [Member]
Rate of compensation increase used in calculating net periodic benefit cost			7.00%
Qualified pension plan [Member]
Discount rate used in calculating benefit obligation	5.94%	6.15%
Rate of compensation increase used in calculating benefit obligation	5.30%	5.30%
Discount rate used in calculating net periodic benefit cost	6.15%	8.02%	6.94%
Expected rate of return on plan assets used in calculating net periodic benefit cost	8.00%	8.00%	8.00%
Rate of compensation increase used in calculating net periodic benefit cost	5.30%	5.21%	6.17%
Discount rate used in calculating net periodic benefit cost for next fiscal year	5.94%
Expected rate of return on plan assets used in calculating net periodic benefit cost for next fiscal year	7.75%
Supplemental Executive Retirement Plan [Member]
Discount rate used in calculating benefit obligation	5.93%	6.35%
Discount rate used in calculating net periodic benefit cost	6.35%	7.14%	7.03%
Description of annual salary growth assumption used in calculating benefit obligation	For determining the benefit obligations as of July 2, 2011 and July 3, 2010, the SERP calculations utilized an age-graded salary growth assumption.	For determining the benefit obligations as of July 2, 2011 and July 3, 2010, the SERP calculations utilized an age-graded salary growth assumption.
Description of annual salary growth assumption used in calculating net periodic benefit cost	For determining the net pension costs related to the SERP for fiscal 2011, the SERP calculations utilized an age-graded salary growth assumption.	The calculation for fiscal 2010 utilized an age-graded salary growth assumption with reductions taken for determining fiscal 2010 pay due to base salary freezes in effect for fiscal 2010.	The calculation for fiscal 2009 assumed various levels of base salary increase and decrease for determining pay for fiscal 2009 depending upon the participant's position with the company and a 7% salary growth assumption for all participants for fiscal 2010 and thereafter.
Discount rate used in calculating net periodic benefit cost for next fiscal year	5.93%
Other Postretirement Plans [Member]
Discount rate used in calculating benefit obligation	5.94%	6.32%
Discount rate used in calculating net periodic benefit cost	6.32%	8.02%	6.94%
Discount rate used in calculating net periodic benefit cost for next fiscal year	5.94%